Property, Plant and Equipment, Net (Details) - Schedule of Property, plant and equipment - USD ($)	6 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 11,126,965	$ 10,461,600
Less: accumulated depreciation	(6,141,930)	(5,780,247)
Property and equipment, net	$ 4,985,035	4,681,353
Buildings [Member]
Property, Plant and Equipment [Line Items]
Useful life	20 years
Property and equipment, gross	$ 7,944,192	7,808,006
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,110,687	2,047,338
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 87,313	116,370
Automobiles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Automobiles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Office and electric equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 534,717	489,886
Office and electric equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Office and electric equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 450,056